Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0000932470
Registrant Name	TELECOM ARGENTINA SA
Registration File Number	333-280720
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A